Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Basic and Diluted Net (Loss) / Profit Per Share

The computation of the Company’s basic and diluted net (loss) / profit per share is as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Numerator:
Net loss-continuing operations	$(8,146,591)	$(2,552,299)	$(771,483)
Net loss / profit – discontinued operations	(532,698)	4,631	-
Total net loss	(8,679,289)	(2,547,668)	(771,483)

Denominator:
Weighted-average shares outstanding-Basic	73,451,251	13,947,917	12,000,000
Stock options and restricted shares	-	-	-
Weighted-average shares outstanding-Diluted	73,451,251	13,947,917	12,000,000
Loss per share-continuing operations
-Basic & diluted earnings per share	$(0.12)	$(0.18)	$(0.06)